BANK BORROWINGS	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 9 — BANK BORROWINGS

The Company has multiple bank borrowings from the Bank of China (Hong Kong) Limited to support its working capital needs.

The loan balance consists of the following:

	As of June 30,
	2025	2024
Borrowings, current	$127,561	$124,111
Borrowings, non-current	672,307	805,732
Total	$799,868	$929,843

The following table summarizes key terms of bank borrowings:

	Principle drawn down		Start Date	Mature Date	Interest %*	Personal Guarantee
	HKD	USD
1)	4,000,000	512,821	May 8, 2020	May 7, 2030	P-2.5%	Ms. Huang Weisi
2)	2,000,000	256,410	August 30, 2021	August 29, 2031	P-2.5%	Ms. Huang Weisi
3)	3,000,000	384,615	May 27, 2022	May 26, 2032	P-2.5%	Ms. Huang Weisi

(1)	P represents prime lending rate of Bank of China (Hong Kong) Limited.

(2)	All the above bank borrowings were 100% guaranteed by the Hong Kong Government and personally guaranteed by Ms. Huang, and the guarantees are assumed by Mr. Ng in April 2, 2024 (See Note 13). 100% Hong Kong Government guaranteed loan shall be repaid after the offering of the Company.

The following table shows movements and outstanding balances of bank borrowings:

	Principal	Repayment during the years ended June 30,				Remaining Principal
		2025		2024
		Total	Interest Portion	Total	Interest Portion	Current	Non-current	Total
1)	$512,821	69,673	11,332	70,012	14,565	60,033	253,214	313,247
2)	$256,410	35,787	7,052	30,506	7,453	27,390	155,350	182,740
3)	$384,615	49,500	10,559	49,984	13,184	40,138	263,743	303,881
Total		154,960	28,943	150,502	35,202	127,561	672,307	799,868